Note 16 - Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Years Ended December 31
	2015	2014	2013

Net loss from continuing operations (in thousands)	$(21,095)	$(15,057)	$(19,093)
Income loss from discontinued operations (in thousands)	-	-	(6)

Net loss (in thousands)	$(21,095)	$(15,057)	$(19,099)

Weighted average shares outstanding (in thousands) – basic	1,301,465	1,362,465	1,435,778
Effect of dilutive securities:
Options and RSUs (in thousands)	-	-	-

Weighted average shares outstanding (in thousands) – diluted	1,301,465	1,362,465	1,435,778

Loss per share – basic and diluted
Continuing operations	$(0.02)	$(0.01)	$(0.01)
Discontinued operations	-	-	-
	$(0.02)	$(0.01)	$(0.01)